CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Convertible Note Payable [Abstract]
Convertible Debt [Table Text Block]	The following table shows the components of convertible notes payable at June 30, 2015 and December 31, 2014, respectively:

	June 30,	December 31,
	2015	2014
Total convertible notes payable at beginning of period	$398,786	$873,263
Plus: additional notes payable	514,315	-
Less: beneficial conversion feature	(270,597)	-
Less: note conversions	(65,000)	(474,477)

Convertible notes payable, net	577,504	398,786
Less: current portion, net	(398,786)	(9,608)

Convertible notes payable, net, long-term portion	$178,718	$389,178
Convertible notes payable at December 31 are summarized as follows:

	December 31,	December 31,
	2014	2013
Total convertible notes payable	$873,263	$873,263
Less: note conversions	$474,477	$259,100

Convertible notes payable, net	$398,786	$614,163
Less: current portion	$9,608	$20,000

Convertible notes payable, net, long-term portion	$389,178	$594,163